CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 2,203,791	$ 337,746	¥ 2,193,902	¥ 1,973,985
Cost of revenues (including share-based compensation expenses of RMB314, RMB317 and RMB146 for the years ended December 31, 2018, 2019 and 2020, respectively)		(387,272)	(59,352)	(396,316)	(330,376)
Gross profit		1,816,519	278,394	1,797,586	1,643,609
Operating expenses
Sales and marketing expenses (including share-based compensation expenses of RMB773, RMB674 and RMB14,278 for the years ended December 31, 2018, 2019 and 2020, respectively)		(2,123,618)	(325,459)	(1,792,285)	(2,152,830)
Product development expenses		(66,528)	(10,196)	(101,717)	(76,022)
General and administrative expenses (including share-based compensation expenses of RMB2,764, RMB1,979 and RMB15,324 for the years ended December 31, 2018, 2019 and 2020, respectively)		(275,391)	(42,206)	(363,307)	(443,691)
Total operating expenses		(2,465,537)	(377,861)	(2,257,309)	(2,672,543)
Loss from operations		(649,018)	(99,467)	(459,723)	(1,028,934)
Interest income		25,809	3,957	60,166	70,355
Interest expense		(11,692)	(1,792)	(14,312)	(2,171)
Other income, net		203,210	31,143	21,280	32,090
Impairment loss on long-term investments		(882)	(135)
Loss before income tax expenses		(432,573)	(66,294)	(392,589)	(928,660)
Income tax (expenses)/benefit		236	36	(2,440)	0
Gain/(loss) from equity method investments		1,349	207	(136)	1,710
Net loss		(430,988)	(66,051)	(395,165)	(926,950)
Less: Net gain/(loss) attributable to noncontrolling interest		(446)	(68)	(348)	72
Net loss attributable to Sunlands Technology Group		¥ (430,542)	$ (65,983)	¥ (394,817)	¥ (927,022)
Net loss per share attributable to ordinary shareholders of Sunlands Technology Group:
Basic and diluted | (per share)		¥ (63.74)	$ (9.77)	¥ (57.81)	¥ (147.27)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted	[1]	6,754,134	6,754,134	6,830,058	6,294,870

[1]	Each 25 American depositary shares ("ADSs") represents one of the Company's Class A ordinary shares.